Consolidated Statements of Changes in Equity $ in Thousands	USD ($) shares		Opening balance after adjustment, cumulative effect at date of initial application USD ($)	Share capital USD ($) shares	Share capital Opening balance after adjustment, cumulative effect at date of initial application USD ($) shares	Contributed surplus USD ($)	Contributed surplus Opening balance after adjustment, cumulative effect at date of initial application USD ($)	Accumulated deficit USD ($)	Accumulated deficit Opening balance after adjustment, cumulative effect at date of initial application USD ($)	Foreign currency reserve USD ($)	Foreign currency reserve Opening balance after adjustment, cumulative effect at date of initial application USD ($)	DSUs USD ($)	DSUs Share capital USD ($) shares	DSUs Contributed surplus USD ($)	RSUs USD ($) shares	RSUs Share capital USD ($) shares	RSUs Contributed surplus USD ($)
Beginning balance (in shares) at Dec. 31, 2021 | shares				297,700,295
Beginning balance at Dec. 31, 2021	$ 1,327,017			$ 2,416,256		$ 297,819		$ (1,388,779)		$ 1,721
Changes in Stock Holders Equity [Roll Forward]
Net loss	(173,494)	[1]						(173,494)
Deferred share consideration related to acquisition (in shares) | shares				112,451
Deferred share consideration related to acquisition	$ (20)			$ 1,762		(1,782)
Redeemed/exercised (in shares) | shares	304,635			304,635									58,990		217,832	217,832
Redeemed/exercised	$ 916			$ 1,349		(433)						$ (753)	$ 244	$ (997)	$ (2,466)	$ 785	$ (3,251)
Share-based compensation	9,408					9,408						753			$ 2,466
Other comprehensive income (loss):
Defined benefit plan actuarial gain	1,514	[1]						1,514
Foreign currency translation for foreign operations	$ (3,211)	[1]								(3,211)
Ending balance (in shares) at Dec. 31, 2022 | shares	298,394,203				298,394,203
Ending balance at Dec. 31, 2022	$ 1,158,911		$ 1,158,911		$ 2,420,396		$ 300,764		$ (1,560,759)		$ (1,490)
Changes in Stock Holders Equity [Roll Forward]
Net loss	(177,716)							(177,716)
Deferred share consideration related to acquisition (in shares) | shares				224,902
Deferred share consideration related to acquisition	$ (15)			$ 3,053		(3,068)
Redeemed/exercised (in shares) | shares	152,120			152,120									31,736		132,745	132,745
Redeemed/exercised	$ 335			$ 504		(169)						(171)	$ 194	$ (365)	$ (585)	$ 1,494	$ (2,079)
Share-based compensation	10,959					10,959						$ 171			$ 585
Other comprehensive income (loss):
Defined benefit plan actuarial gain	970							970
Foreign currency translation for foreign operations	$ (1,472)									(1,472)
Ending balance (in shares) at Dec. 31, 2023 | shares	298,935,706			298,935,706
Ending balance at Dec. 31, 2023	$ 991,216			$ 2,425,641		$ 306,042		$ (1,737,505)		$ (2,962)

[1]	Comparative information has been restated due to a discontinued operation (note 7).